Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Prepaid and other current assets	$ 3,362	$ 2,865
Other assets		1,116
Shareholders' Equity
Accumulated Deficit	$ (62,278)	(69,597)
Balance at January 1, 2018 [Member]
Assets
Prepaid and other current assets		3,420
Other assets		917
Shareholders' Equity
Accumulated Deficit		(69,241)
New Revenue Standard Adjustment [Member]
Assets
Prepaid and other current assets		555
Other assets		(199)
Shareholders' Equity
Accumulated Deficit		$ 356